METROPOLITAN WEST FUNDS

Supplement dated August 6, 2020 to the

Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) dated July 29, 2020, as supplemented

For current and prospective investors in the Metropolitan West Corporate Bond Fund (the “Corporate Bond Fund”) and the Metropolitan West Investment Grade Credit Fund (the “Investment Grade Credit Fund”):

The Prospectus incorrectly identified Tammy Karp as portfolio manager of the Investment Grade Credit Fund, replacing Tad Rivelle. Ms. Karp is a portfolio manager of the Corporate Bond Fund, while Mr. Rivelle remains a portfolio manager of the Investment Grade Credit Fund. Therefore, effective immediately, the disclosure under the heading “Metropolitan West Corporate Bond Fund — Portfolio Managers” on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Brian T. Whalen, CFA	2 years	Generalist Portfolio Manager
Jerry Cudzil	2 years	Managing Director
Tammy Karp	Since July 2020	Managing Director

In addition, effective immediately, the disclosure under the heading “Metropolitan West Investment Grade Credit Fund — Portfolio Managers” on page 37 of the Prospectus is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Tad Rivelle	2 years	Founding Partner, Chief Investment Officer and Generalist Portfolio Manager
Laird Landmann	2 years	Founding Partner and Generalist Portfolio Manager
Stephen M. Kane, CFA	2 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	2 years	Generalist Portfolio Manager

In addition, effective immediately, the disclosure relating to Tad Rivelle under the heading “Management of the Funds – Portfolio Managers” on page 96 of the Prospectus is deleted in its entirety and replaced with the following:

Tad Rivelle

Chief Investment Officer and Group Managing Director of the Adviser, has been with the Adviser since August 1996. Mr. Rivelle manages the AlphaTrak 500 Fund, the Intermediate Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Total Return Bond Fund, the Ultra Short Bond Fund, the Unconstrained Bond Fund and the Flexible Income Fund.

In addition, effective immediately, the disclosure relating to Tammy Karp under the heading “Management of the Funds – Portfolio Managers” on page 97 of the Prospectus is deleted in its entirety and replaced with the following:

Tammy Karp	Managing Director of the Adviser, has been with the Adviser since August 1997. Ms. Karp manages the Corporate Bond Fund.

In addition, effective immediately, the disclosure relating to the Corporate Bond Fund under the heading “PORTFOLIO MANAGERS – Ownership of Securities” on page 66 of the SAI is deleted in its entirety and replaced with the following:

Dollar Range of Fund Shares Beneficially Owned
Corporate Bond Fund
Bryan T. Whalen	$100,001 - $500,000
Jerry Cudzil	None
Tammy Karp	None

In addition, effective immediately, the disclosure relating to the Investment Grade Credit Fund under the heading “PORTFOLIO MANAGERS – Ownership of Securities” on page 66 of the SAI is deleted in its entirety and replaced with the following:

Dollar Range of Fund Shares Beneficially Owned
Investment Grade Credit Fund
Tad Rivelle Laird R. Landmann	Over $1,000,000 None
Stephen Kane	$500,001 - $1,000,000
Bryan T. Whalen	$500,001 - $1,000,000

Please retain this Supplement with your Prospectus for future reference.